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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         March Partners LLC
Address:      888 Seventh Avenue, Suite 1608
              New York, NY 10106


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth Berkow
Title:        Controller
Phone:        212-489-3388

Signature, Place, and Date of Signing:

    /s/ Kenneth Berkow         New York, NY     February 14, 2001
    ____________________     _______________    _________________
        [Signature]           [City, State]         [Date]

Report Type (Check only one.):



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[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $135,583
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                       MARCH PARTNERS LLC
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2000

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------     ----------
                                                                             INVESTMENT DISCRETION           VOTING AUTHORITY
                                                MARKET
                    TITLE        CUSIP          VALUE    SHRD OR  SH/  SH/    (a) (b)      (c)        OTHER    (a)    (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        (x1000s)  PRN AMT  PRN  CALL  SOLE SHRD  SHRD OTHR   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ---- -----------  --------  ----  ------  ----
ACNIELSEN CORP     Common Stock  004833109      5,800    160,000   SH        Sole                    NONE     SOLE
BAXTER INTL INC    Common Stock  071813125          2     27,000   SH        Sole                    NONE     SOLE
BINDLEY WESTN
  INDS INC         Common Stock  090324104      5,611    135,000   SH        Sole                    NONE     SOLE
BIOCHEM PHARMA INC Common Stock  09058T108      2,016     63,000   SH        Sole                    NONE     SOLE
CNA SURETY CORP    Common Stock  12612L108      1,425    100,000   SH        Sole                    NONE     SOLE
CALIFORNIA FED
  BANK-SCLP        Common Stock  130209703         32     16,700   SH        Sole                    NONE     SOLE
PROGRESS ENERGY
  INC 03/15/07     CVO           743263105         26     52,600   SH        Sole                    NONE     SOLE
CITIGROUP INC      Common Stock  172967101      1,206     23,619   SH        Sole                    NONE     SOLE
COASTAL CORP       Common Stock  190441105     12,101    137,900   SH        Sole                    NONE     SOLE
GPU INC            Common Stock  36225X100      9,836    267,200   SH        Sole                    NONE     SOLE
GENER S A          SPONSORED ADR 368731105      6,178    350,000   SH        Sole                    NONE     SOLE
GREAT PLAINS
  SOFTWARE         Common Stock  39119E105      2,824     60,000   SH        Sole                    NONE     SOLE
HERTZ CORP         Common Stock  428040109      4,948    145,000   SH        Sole                    NONE     SOLE
HONEYWELL INTL INC Common Stock  438516106     11,592    245,000   SH        Sole                    NONE     SOLE
INFINITY BROAD-
  CASTING CP NEW   Common Stock  45662S102      5,698    207,200   SH        Sole                    NONE     SOLE
INTERMEDIA
  COMMUNICATIONS
  INC              Common Stock  458801107      1,739    242,000   SH        Sole                    NONE     SOLE
IPALCO ENTERPRISES
   INC             Common Stock  462613100      7,329    303,000   SH        Sole                    NONE     SOLE
KEEBLER FOODS CO   Common Stock  487256109      5,781    139,500   SH        Sole                    NONE     SOLE
NEWS CORP LTD      Common Stock  652487802      1,011     34,800   SH        Sole                    NONE     SOLE
PITTSBURGH FINL
  CORP             Common Stock  725098107        215     23,900   SH        Sole                    NONE     SOLE
PRIMEX TECH-
  NOLOGIES INC     Common Stock  741597108        692     21,700   SH        Sole                    NONE     SOLE
QUAKER OATS CO     Common Stock  747402105      7,011     72,000   SH        Sole                    NONE     SOLE
RADIAN GROUP INC   Common Stock  750236101      4,459     59,400   SH        Sole                    NONE     SOLE
SHAW INDS INC      Common Stock  820286102      4,049    213,800   SH        Sole                    NONE     SOLE
TELCOM SEMI-
  CONDUCTOR INC    Common Stock  87921P107      1,024     90,000   SH        Sole                    NONE     SOLE
TEXACO INC         Common Stock  881694103     10,375    167,000   SH        Sole                    NONE     SOLE




VOICESTREAM
  WIRELESS CORP    Common Stock  928615103     14,289    142,000   SH        Sole                    NONE     SOLE
WILLAMETTE INDS
   INC             Common Stock  969133107      2,816     60,000   SH        Sole                    NONE     SOLE
WORLDCOM INC GA
   NEW             Common Stock  98157D106      3,275    232,900   SH        Sole                    NONE     SOLE
YONKERS FINL CORP  Common Stock  986073104        955     57,000   SH        Sole                    NONE     SOLE
AES CORP           Common Stock  00130H105        633      1,100   SH   Call
NISOURCE INC       Common Stock  65473P105        213        200   SH   Call
PEPSICO INC        Common Stock  713448108        425        850   SH   Call

                                 Total: $135,583
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